Statutory Financial Information (Details) - Schedule of maintained statutory capital and surplus and had statutory net loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of maintained statutory capital and surplus and had statutory net loss [Abstract]
Statutory capital and surplus	$ 22,453	$ 25,076
Statutory net loss	$ (2,078)	$ (3,595)